Credit Facilities (Summary of Credit Facilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 property	Dec. 31, 2020 encumbered_property	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Number of properties			193	110
Outstanding balance	$ 674,551				$ 605,269
Effective interest rate		3.29%			4.14%
Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance	319,376				$ 245,947
Fannie Mae Master Credit Facilities | Credit Facilities
Line of Credit Facility [Line Items]
Number of properties | property			21
Outstanding balance	355,175				359,322
Fannie Mae Master Credit Facilities | Capital One Facility | Credit Facilities
Line of Credit Facility [Line Items]
Number of properties | property			11
Outstanding balance	212,467				$ 216,614
Effective interest rate		2.60%			4.17%
Debt instrument, collateral amount	344,000
Fannie Mae Master Credit Facilities | KeyBank Facility | Credit Facilities
Line of Credit Facility [Line Items]
Number of properties | property			10
Outstanding balance	142,708				$ 142,708
Effective interest rate		2.65%			4.22%
Debt instrument, collateral amount	253,600
Credit Facilities | Revolving Credit Facility
Line of Credit Facility [Line Items]
Number of properties | property			89
Outstanding balance	173,674				$ 100,618
Effective interest rate		3.21%			4.08%
Long-term debt, percentage bearing fixed interest, amount	50,000
Stated interest rate		4.09%
Term Loan | Credit Facilities
Line of Credit Facility [Line Items]
Outstanding balance	150,000				$ 150,000
Deferred financing costs	(4,298)				(4,671)
Term Loan, net	$ 145,702				$ 145,329
Effective interest rate		4.95%			4.05%